Cash and cash equivalents including restricted cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents including restricted cash [Abstract]
Cash and Cash Equivalents Including Restricted Cash
	2024 US$’000	2023 US$’000
Cash at bank and on hand	195,271	141,621
Cash retained in the commercial pools	88,297	80,900
Restricted cash	13,542	13,381
	297,110	235,902
Less: Restricted cash	(13,542)	(13,381)
Cash and cash equivalents	283,568	222,521